Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000005563 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005563 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005563 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005563 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005563 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005563 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005563 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005563 | Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005563 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005563 | 0BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000005563 | 0BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000005563 | 0BNY-06051GJE0
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000005563 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005563 | 0BNY-08164HBA4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005563 | 0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005563 | 0BNY-2350366Z8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005563 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222343 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000222343 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222343 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000222343 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222343 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222343 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222343 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222343 | Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222343 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222343 | 0BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000222343 | 0BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000222343 | 0BNY-06051GJE0
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000222343 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222343 | 0BNY-08164HBA4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222343 | 0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222343 | 0BNY-2350366Z8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222343 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222342 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000222342 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222342 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000222342 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222342 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222342 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222342 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222342 | Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222342 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222342 | 0BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000222342 | 0BNY-36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000222342 | 0BNY-06051GJE0
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000222342 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222342 | 0BNY-08164HBA4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222342 | 0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222342 | 0BNY-2350366Z8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222342 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.40%